WARRANT LIABILITIES	12 Months Ended
Mar. 31, 2026
Warrant Liabilities
WARRANT LIABILITIES

20 WARRANT LIABILITIES

In May 2024, the Group completed a capital raise involving the issuance of warrants to its immediate holding company, Rhino Venture, which were subsequently restructured in July 2024 into Founder Warrants issued by Diginex Limited with an exercise price of $6.13. On March 20, 2026, the Company extended the maturity date of Founder Warrants by two years (from May 27, 2027 to May 27, 2029) and Founder Warrants were modified.

Following these modifications, Founder Warrants failed to meet the “fixed-for-fixed” condition under IAS 32 and were consequently reclassified from warrant reserve to financial liabilities.

The fair value of Founder Warrants immediately after the modification on March 20, 2026 was $28,553,000, and there was no change in fair value through the end of the reporting period on March 31, 2026. This valuation was determined using a binomial option-pricing model. For details, refer to note 22.2.